INCOME TAXES - Narrative Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 8,860	$ 8,942
Deferred tax assets, expected realisation of benefits	8,900
Future taxable income required	38,900
Deferred tax liabilities	2,294	2,338
Temporary differences related to investments in subsidiaries, associates and joint ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	117	132
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax liabilities	923	898
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated income tax losses	133,400	130,300
Accumulated income tax losses, realizable	35,000	35,500
Deferred tax assets	$ 8,400	$ 8,500
Accumulated income tax losses subject to recapture			$ 74,800